Net Finance Costs/(Income) - Additional Information (Details) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 GBP (£)	Dec. 31, 2015 USD ($)
Disclosure of Finance Income and Costs [Line Items]
Interest related to adjusting tax payables	£ 43	£ 25		£ 8
Hedge ineffectiveness	(9)	£ 18
Reversal charge of hedge ineffectiveness	9
Bond redeemed amount | $			$ 700
Bond maturity date		Nov. 15, 2018	Nov. 15, 2018
Loss on bond redemption		£ 101	$ 130
Option costs and fees				104
Investments in associates and joint ventures	1,577	9,507
Interest on tax payables including FIIGLO
Disclosure of Finance Income and Costs [Line Items]
Interest related to adjusting tax payables	43	£ 25		8
Reynolds American Inc.
Disclosure of Finance Income and Costs [Line Items]
Finance costs related to acquisition of shares	£ 153
Investments in associates and joint ventures | $					$ 4,700
Deemed gain related to investment			$ 931	£ 601	$ 931